Partners' Capital (Weighted Average Schedule) (Details) In Millions, unless otherwise specified	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Class of Stock [Line Items]
Weighted Average Number of Shares Outstanding, Basic	262.9	229.5
Dilutive Securities, Effect on Basic Earnings Per Share, Dilutive Convertible Securities	0.4	0.6
Weighted Average Number of Shares Outstanding, Diluted	263.3	230.1
Common Class C [Member]
Class of Stock [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	1.1	0
Common Units [Member]
Class of Stock [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	246.7	109.0
Class B [Member]
Class of Stock [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	0	120.5
Class D Common Unit [Member]
Class of Stock [Line Items]
Weighted Average Limited Partnership Units Outstanding, Basic	15.1	0